Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of future minimum rentals under long-term non-cancellable operating leases
Years ending December 31:	Amount
2019	$1,020
2020	916
2021	645
2022	461
2023	28
Thereafter	14
$3,084

Schedule of future minimum commitments under long-term non-cancellable operating leases
Years ending December 31:	Amount
2019	$1,327
2020	927
2021	475
2022	455
2023	447
Thereafter	1,155
$4,786